Performance Management	Apr. 01, 2026
Global X Funds | Global X Conscious Companies ETF
Prospectus [Line Items]
Performance Table Market Index Changed	Morningstar, Inc. (the “Index Provider”) will become the Index Provider of the new underlying index (the “Underlying Index”) for the Fund. The Underlying Index has been changed from the Concinnity Conscious Companies Index to the Morningstar® US Capital Allocation Leaders Index. All references to the Concinnity Conscious Companies Index are hereby deleted and replaced with the Morningstar® US Capital Allocation Leaders Index.